Share-Based Compensation - Significant Weighted Average Assumptions Relating to Valuation of Options and Escrowed Stock Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend yield
Volatility rate	37.32%	38.49%
Risk-free interest rate	1.25%	1.41%
Expected option life (years)	7 years 6 months	7 years 6 months